Trade Payables - Summary of Trade Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Invoices received - supplier not part of factoring facility	€ 36,140	€ 40,474
Invoices received - supplier factoring facility	10,097	11,670
Accruals for invoices to be received	11,210	14,333
Total	€ 57,447	€ 66,477